SCHEDULE OF INVENTORIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory	$ 957,167	$ 783,296	$ 807,820
Less reserve for uncollectable accounts	(321,104)	(321,104)	(250,000)
Total	$ 636,063	$ 462,192	$ 557,820